Lines of credit	12 Months Ended
Dec. 31, 2024
Lines Of Credit
Lines of credit

5.	Lines of credit

A summary of lines of credit activity is as follows:

Lines of Credit	Total
Balance, December 31, 2022	$15,828,155
Advances received on lines of credit	794,454
Interest incurred on lines of credit	1,644,027
Repayment of interest on lines of credit	(310,603)
Balance, December 31, 2023	17,956,033
Advances received on lines of credit	427,839
Interest incurred on lines of credit	1,731,665
Repayment of interest on lines of credit	(257,666)
Balance, December 31, 2024	$19,857,871

As of December 31, 2024, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
CEO	1% per Month	$ 10,300,000	Due on Demand	$ 10,300,000	$ 4,492,099	$ 14,792,099	General Security over Assets	General Corporate Requirements
VP	1% per Month	5,000,000	Due on Demand	4,338,684	727,088	5,065,772	General Security over Assets	General Corporate Requirements
Total		$ 15,300,000		$ 14,638,684	$ 5,219,187	$ 19,857,871

As of December 31, 2023, the Company has two lines of credit as follows:

Creditor	Interest Rate	Borrowing Limit	Repayment Terms	Principal Borrowed	Accrued Interest	Total Outstanding	Security	Purpose
CEO	1% per Month	$ 10,300,000	Due on Demand	$ 10,300,000	$ 3,298,537	$ 13,598,537	General Security over Assets	General Corporate Requirements
VP	1% per Month	4,000,000	Due on Demand	3,910,845	446,651	4,357,496	General Security over Assets	General Corporate Requirements
Total		$ 14,300,000		$ 14,210,845	$ 3,745,188	$ 17,956,033